Cover	Jun. 28, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 28, 2022
Entity File Number	001-41389
Entity Registrant Name	Monterey Capital Acquisition Corporation
Entity Central Index Key	0001895249
Entity Tax Identification Number	87-2898342
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	419 Webster Street
Entity Address, City or Town	Monterey
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93940
City Area Code	831
Local Phone Number	649-7388
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock and one redeemable Warrant [Member]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one redeemable Warrant
Trading Symbol	MCACU
Security Exchange Name	NASDAQ
Common Class A [Member]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	MCAC
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of Class A common stock for $11.50 per share [Member]
Title of 12(b) Security	Warrants, each exercisable for one share of Class A common stock for $11.50 per share
Trading Symbol	MCACW
Security Exchange Name	NASDAQ
Rights, each right receives one-tenth of one share of Class A common stock [Member]
Title of 12(b) Security	Rights, each right receives one-tenth of one share of Class A common stock
Trading Symbol	MCACR
Security Exchange Name	NASDAQ